Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

General installations	717,210	873,406
Office and computer equipment	225,272	212,159
Furniture & fixtures	235,281	274,659
	1,177,763	1,360,224